CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,506,625	$ 215,445	¥ 1,833,031
Short-term investments	9,527	1,362	335
Accounts receivable (net of allowance for credit losses of RMB142,834 and RMB159,596 (US$22,822) as of December 31, 2024 and 2025, respectively)	468,058	66,931	473,619
Prepayments and other current assets, net	1,154,774	165,132	1,365,761
Total current assets	3,233,805	462,429	3,779,680
Non-current assets
Property and equipment, net	40,238	5,754	51,564
Operating lease right-of-use assets	16,833	2,407	26,323
Intangible assets, net	54,069	7,732	190,665
Goodwill	460,034	65,784	424,099
Long-term investments	688,459	98,448	817,330
Deferred tax assets	112,913	16,146	128,581
Other non-current assets	77,521	11,085	86,059
Total non-current assets	1,450,067	207,356	1,724,621
Total assets	4,683,872	669,785	5,504,301
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company of RMB370,798 and RMB287,680 (US$41,138) as of December 31, 2024 and 2025, respectively) (Note 1)
Accounts payable	211,689	30,271	219,566
Accrued expenses and other current liabilities	2,264,659	323,842	2,756,805
Income tax payable	54,430	7,783	35,804
Total current liabilities	2,549,391	364,558	3,081,781
Non-current liabilities (including non-current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company of RMB1,588 and RMB987 (US$141) as of December 31, 2024 and 2025, respectively) (Note 1)
Deferred tax liabilities	21,711	3,105	43,046
Other non-current liabilities	154,422	22,082	172,348
Total non-current liabilities	176,133	25,187	215,394
Total liabilities	2,725,524	389,745	3,297,175
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interests	197,560	28,251	189,725
Shareholders' equity
Additional paid-in capital	2,736,117	391,260	2,722,504
Accumulated losses	(1,490,947)	(213,203)	(1,232,577)
Accumulated other comprehensive income	362,245	51,800	410,423
Total shareholders' equity	1,607,669	229,893	1,900,598
Noncontrolling interests	153,119	21,896	116,803
Total shareholders' equity	1,760,788	251,789	2,017,401
Total liabilities, mezzanine equity and shareholder's equity	4,683,872	669,785	5,504,301
Related Party [Member]
Current assets
Due from related parties, net	94,821	13,559	106,934
Current liabilities (including current liabilities of the VIEs and VIEs' subsidiaries without recourse to the Company of RMB370,798 and RMB287,680 (US$41,138) as of December 31, 2024 and 2025, respectively) (Note 1)
Due to related parties	18,613	2,662	69,606
Common Class A [Member]
Shareholders' equity
Ordinary shares	85	12	83
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 169	$ 24	¥ 165